Share-Based Compensation (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Compensation [Abstract]
Schedule of share-based compensation
Compensation Plan	Three Months Ended March 31, 2022
Restricted Founder Shares	$1,210,082
ESPP	692,678
ESOP	86,111
Total share-based compensation	$1,988,871

Compensation Plan	For the period ended December 31, 2021
Restricted Founder Shares, included in severance payment of $4,159,467	$8,837,092
ESPP	148,835
ESOP	66,982
Total share-based compensation	$9,052,909

Schedule of valuation of the restricted founder shares
Grant date	4/28/2021
Estimated fair value of Restricted Founder Shares on the grant date (USD)(1)	49
Estimated fair value of Restricted Founder Shares on the resignation date of one of the co-founders (USD)(2)	336.39
Purchase price (CHF)	0.10

(1)      The Company estimated the fair value of the Restricted Founder Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9 of the audited consolidated financial statements for the year ended December 31, 2021).

(2)      The Company estimated the fair value of the Restricted Founder Shares at co-founder’s resignation date by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Grant date	4/28/2021
Estimated fair value of Restricted Founder Shares on the grant date (USD)(1)	49
Estimated fair value of Restricted Founder Shares on the resignation date of one of the co-founders (USD)(2)	336.39
Purchase price (CHF)	0.10

(1)      The Company estimated the fair value of the Restricted Founder Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9).

(2)      The Company estimated the fair value of the Restricted Founder Shares at co-founder’s resignation date by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Schedule of grants awarded Program
Program	Restricted Founder Shares
Awards outstanding at January 1, 2022	132,000
Awards vested for the three months ended March 31, 2022	(24,750)
Awards outstanding at March 31, 2022	107,250

Grants awarded Program	Restricted Founder Shares
Awards outstanding at March 10, 2021 (Inception)	—
Awards granted on April 28, 2021	297,000
Repurchase of Common Shares following the resignation of a co-founder on December 13, 2021	(57,756)
Awards vested at December 31, 2021	(107,244)
Awards outstanding at December 31, 2021	132,000

Schedule of ESOP grants under the black-scholes pricing model
ESPP 2021
Assumptions for the period from March 10, 2021 (Inception) to September 30, 2021
Grant dates	7/27/2021 & 9/9/2021
Estimated fair value of Common Shares on the grant date (USD)(1)	49
Purchase price (CHF)	0.10

(1)      The Company estimated the fair value of the Common Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9).

Schedule of fair value common shares with reference to the market based transaction
Grant dates	01/18/2022
Estimated fair value of Common Shares on the grant date (USD)(1)	336.39
Purchase price (CHF)	0.10

(1)      The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Assumptions for the period from September 30, 2021 to December 31, 2021
Grant dates	10/25/2021
Estimated fair value of Common Shares on the grant date (USD)(2)	336.39
Purchase price (CHF)	0.10

(2)      The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Schedule of grants awarded program ESPP and ESOP
Grants awarded
Program	ESPP
Awards outstanding at March 10, 2021 (Inception)	—
Awards granted on July 27, 2021	12,212
Awards granted on September 9, 2021	18,317
Awards granted on October 25, 2021	999
Awards outstanding at December 31, 2021	31,528
Awards exercisable at December 31, 2021	—
Grants awarded
Program	ESOP
Awards outstanding at March 10, 2021 (Inception)	—
Awards granted on September 9, 2021	2,775
Awards granted on October 25, 2021	5,550
Awards forfeited on December 9, 2021	(1,665)
Awards outstanding at December 31, 2021	6,660
Awards exercisable at December 31, 2021	—

Schedule of ESOP grants under the black-scholes pricing model
Program	ESPP
Awards outstanding at January 1, 2022	31,528
Awards granted on January 18, 2022	35,000
Awards outstanding at March 31, 2022	66,528
Awards exercisable at March 31, 2022	—
Program	ESOP
Awards outstanding at January 1, 2022	6,660
Awards granted	—
Awards outstanding at March 31, 2022	6,660
Awards exercisable at March 31, 2022	—

ESOP 2021
Assumptions for the period from March 10, 2021 (Inception) to September 30, 2021
Grant date	9/9/2021
Estimated fair value of the option on the grant date using Black-Scholes model (USD)(1)	33
Exercise price (USD)	44
Expected term of the award on the grant date (years)(2)	6
Expected volatility of the share price(3)	75%
Risk-free interest rate(4)	1%
Expected dividend rate	—

Assumptions for the period from September 30, 2021 to December 31, 2021
Grant date	10/25/2021
Estimated fair value of the option on the grant date using Black-Scholes model (USD)(5)	336.30
Exercise price (USD)	0.10
Expected term of the award on the grant date (years)(2)	6
Expected volatility of the share price(3)	75%
Risk-free interest rate(4)	1%
Expected dividend rate	—

(1)      The Company assumed a fair value per Common Share of USD 49 when estimating the fair value of the option. The fair value per Common Share was determined with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9).

(3)      The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.

(4)      The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term.

(5)      The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).